SCHEDULE OF PROPERTY AND EQUIPMENT (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Machinery and equipment, at cost	$ 9,900	$ 9,900	$ 9,900
Accumulated depreciation	(4,125)	(1,937)	(523)
Property and equipment, net	$ 5,775	$ 7,963	$ 9,377